PROPERTY, PLANT AND EQUIPMENT - Schedule Future Maturities of Operating Lease Liability (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Operating Lease Liabilities Payments Due [Abstract]
Remainder of 2021	$ 240,000
2021	988,800	$ 960,000
2022	1,018,464	988,800
2023	1,049,018	1,018,464
2024	1,080,488	1,049,018
2025		1,080,488
Thereafter		2,259,192
Total lease payments	6,635,964	7,355,962
Less amounts representing interest	(1,309,095)	(1,601,329)
Present value of lease liability	5,326,869	$ 5,754,633
Thereafter	$ 2,259,194